WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 86.5%
Alabama - 6.8%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$227,538	(a)
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	9,470,000	9,600,402
Lower Alabama Gas District, Natural Gas Revenue:
Gas District #2	4.000%	12/1/24	1,000,000	1,121,730
Gas Project #2	4.000%	12/1/25	1,000,000	1,147,250
Series A	5.000%	9/1/46	1,750,000	2,463,650
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	1,870,000	2,046,135	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	700,000	779,261	(d)

Total Alabama				17,385,966

Arizona - 5.0%
Chandler, AZ, IDA Revenue, Intel Corp. Project	2.700%	8/14/23	2,000,000	2,101,780	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Pub, Series A	5.000%	2/15/48	1,000,000	1,137,850
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	350,000	386,694	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	7,110,000	9,328,604

Total Arizona				12,954,928

California - 9.0%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	590,220	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	600,000	704,538	(a)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	1,000,000	1,199,930
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,710,525	(a)(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	250,000	293,370
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	780,000	797,558	(d)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	$975,000	$1,011,602
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	125,000	129,310
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	500,000	592,495	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,100,000	1,315,281	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	1,000,000	1,202,750
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	3,500,000	4,409,755
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	142,655	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.125%	11/1/29	1,960,000	2,448,510
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	630,000	672,248
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,251,600
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	300,000	367,935
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	1,515,000	1,847,724
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	300,000	330,474

Total California				23,018,480

See Notes to Schedule of Investments.

2	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	$500,000	$521,095
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	224,040
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	3,930,000	4,280,320
Regional Transportation District, CO, Private Activity Revenue, Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/34	200,000	236,244

Total Colorado				5,261,699

Connecticut - 1.6%
Connecticut State Special Tax Revenue:
Special Tax Obligation Bonds, Series A	5.000%	5/1/40	1,000,000	1,249,210
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	606,530
Connecticut State, GO:
Series A	4.000%	4/15/37	600,000	694,488
Series E	5.000%	10/15/34	280,000	336,820
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,213,570

Total Connecticut				4,100,618

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	500,000	584,070

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	250,000	253,133

Florida - 1.4%
Broward County, FL, Airport System Revenue, Series A	5.000%	10/1/45	750,000	854,235	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	589,375	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	1,000,000	1,196,520	(a)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	270,487

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	$250,000	$287,505
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	500,000	510,870

Total Florida				3,708,992

Georgia - 0.4%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	250,000	303,025
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	650,000	770,419

Total Georgia				1,073,444

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	300,000	356,892

Illinois - 12.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	580,000
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	360,000	420,462
Series C, Refunding	5.000%	12/1/24	250,000	283,018
Series D	5.000%	12/1/46	2,000,000	2,304,480
Chicago, IL, GO:
Series A	5.000%	1/1/44	300,000	340,542
Series A, Refunding	5.000%	1/1/26	750,000	864,292
Series A, Refunding	6.000%	1/1/38	500,000	592,785
Series B, Refunding	5.500%	1/1/30	1,685,000	1,887,790
Series C, Refunding	5.000%	1/1/25	250,000	282,250
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/26	1,000,000	1,047,340
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	250,000	291,555
Senior Lien, Series D	5.000%	1/1/47	500,000	578,360
Senior Lien, Series D	5.000%	1/1/52	500,000	576,920
Series D, Refunding	5.000%	1/1/46	2,000,000	2,274,520
TrIPS Obligated Group	5.000%	7/1/48	200,000	231,862	(a)

See Notes to Schedule of Investments.

4	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$250,000	$286,790
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	606,620
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	750,000	890,302
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	600,000	743,454
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	2,050,000	2,525,292
Illinois State Finance Authority Revenue:
Northshore University Health System, Refunding	4.000%	8/15/40	600,000	698,946
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	600,000	721,206
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	300,000	359,253
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	250,000	292,405
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	313,482
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	119,377
Illinois State, GO:
Series 2006	5.500%	1/1/30	50,000	62,425
Series 2016, Refunding	5.000%	2/1/26	400,000	458,632
Series 2016, Refunding	5.000%	2/1/29	600,000	690,792
Series A	5.000%	5/1/36	250,000	285,973
Series A	5.000%	5/1/39	500,000	567,785
Series A, Refunding	5.000%	10/1/29	1,600,000	1,894,800
Series A, Refunding	5.000%	10/1/30	150,000	176,642
Series B, Refunding	5.000%	9/1/27	600,000	706,914
Series D	5.000%	11/1/27	900,000	1,048,617
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,655,280

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$1,800,000	$2,138,904
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,340,000	1,681,968

Total Illinois				31,482,035

Indiana - 2.9%
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	6,500,000	6,579,235	(b)(c)(e)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	675,000	801,380

Total Indiana				7,380,615

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	135,000	137,687
Kentucky - 1.5%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,717,095	(b)(c)
Series C	4.000%	6/1/25	2,000,000	2,241,500	(b)(c)

Total Kentucky				3,958,595

Louisiana - 0.6%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	586,855	(a)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	500,000	511,095	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	400,000	410,972	(b)(c)

Total Louisiana				1,508,922

Maryland - 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments, Series A	5.000%	6/1/44	1,350,000	1,446,512

Massachusetts - 0.4%
Massachusetts State DFA Revenue, Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	296,755
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	621,540	(a)

Total Massachusetts				918,295

See Notes to Schedule of Investments.

6	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.0%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	$400,000	$451,176
Detroit, MI, Water Supply System Revenue, Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	5,000	5,021
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	350,000	410,351
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	410,000	467,080
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	1,000,000	1,236,530
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	477,332	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,000,000	2,207,680

Total Michigan				5,255,170

Missouri - 0.2%
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	167,327
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	389,690

Total Missouri				557,017

Nebraska - 0.8%
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	2,000,000	1,990,020	(b)(c)

New Jersey - 4.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	580,000	609,093	(a)
New Jersey State EDA Revenue:
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	250,000	298,560
Series DDD	5.000%	6/15/34	1,500,000	1,751,520
Transit Transportation Project, Series A	5.000%	11/1/32	500,000	612,655

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	$4,000,000	$4,674,440
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	200,000	226,528	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	125,000	149,190
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	750,000	880,372
Transportation Program, Series AA	5.250%	6/15/43	500,000	593,065
Transportation Program, Series BB	4.000%	6/15/36	250,000	277,665
Transportation System, Series A, Refunding	5.000%	12/15/25	525,000	620,167
Transportation System, Series A, Refunding	5.000%	12/15/28	725,000	901,146
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	237,994

Total New Jersey				11,832,395

New York - 15.9%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	1,500,000	1,551,930	(b)(c)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	587,630
MTA, NY, Transportation Revenue, Series A-2	5.000%	5/15/30	550,000	679,454	(b)(c)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	449,100
New York City, NY, TFA Future Tax Secured Revenue, Series C-1	4.000%	5/1/43	3,250,000	3,690,830
New York Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/32	2,000,000	1,427,480
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	3,000,000	3,686,850
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	10,000,000	12,107,600
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	1,000,000	1,206,350

See Notes to Schedule of Investments.

8	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$575,000	$625,514	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	1,000,000	1,162,980
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	600,000	719,658	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	2,605,000	3,098,283	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	2,750,000	3,257,512	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,500,000	2,799,775	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	556,660	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,254,480
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	1,700,000	2,119,764

Total New York				40,981,850

North Carolina - 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/54	750,000	839,790
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	118,787

Total North Carolina				958,577

Ohio - 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	350,000	391,255
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	480,000	540,475
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	500,000	537,945	(a)(b)(c)

Total Ohio				1,469,675

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.0%††
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	$40,000	$47,133
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	113,129	566	*(f)

Total Oklahoma				47,699

Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	650,000	737,048
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	300,000	342,408	(a)

Total Oregon				1,079,456

Pennsylvania - 2.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	250,000	310,293
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	120,000	139,816	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	880,000	990,018
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	1,000,000	1,240,810
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	1,000,000	1,226,150
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	350,000	441,451
Philadelphia, PA, GO, Series B	5.000%	2/1/37	500,000	622,250
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	242,128
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	550,000	664,493

Total Pennsylvania				5,877,409

Puerto Rico - 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,200,000	1,263,252
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	440,000	397,100	*(f)
Series A	5.050%	7/1/42	100,000	90,250	*(f)
Series XX	5.250%	7/1/40	920,000	832,600	*(f)

See Notes to Schedule of Investments.

10	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Series ZZ, Refunding	5.250%	7/1/18	$300,000	$263,250	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	290,000	255,284
CAB, Restructured, Series A-1	0.000%	7/1/46	320,000	98,381
CAB, Restructured, Series A-1	0.000%	7/1/51	2,400,000	528,408
Restructured, Series A-1	4.550%	7/1/40	70,000	76,304
Restructured, Series A-1	5.000%	7/1/58	1,365,000	1,511,792
Restructured, Series A-2	4.329%	7/1/40	1,620,000	1,742,553
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,144,552

Total Puerto Rico				8,203,726

South Carolina - 0.2%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	607,145	(a)

Tennessee - 0.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	406,955
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,702,725	(b)(c)

Total Tennessee				2,109,680

Texas - 3.8%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	400,000	449,764
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	739,800	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	250,000	302,740
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,154,500	(a)
Subordinate, Series C, Refunding	5.000%	7/1/31	1,750,000	2,135,280	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	120,000	141,180	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,045,540
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	995,000	1,168,428

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	$500,000	$564,670	(a)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	101,685	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	24,810	*(f)

Total Texas				9,828,397

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,700,000	1,707,786

Utah - 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	1,750,000	2,066,662	(a)
Utah Infrastructure Agency, Telecommunications Revenue, Series 2019	5.000%	10/15/26	300,000	362,292
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	282,283
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	500,000	580,515

Total Utah				3,291,752

Virginia - 1.6%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	320,672
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	400,000	468,640	(a)
Series B, Refunding	5.000%	7/1/45	500,000	582,465	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	600,000	682,410
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	303,883
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,869,998	(a)

Total Virginia				4,228,068

See Notes to Schedule of Investments.

12	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	$750,000	$916,470	(a)
Series A	5.000%	5/1/36	500,000	586,545	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	354,486	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	617,705
Washington State, GO, Series R, 2018D, Refunding	5.000%	8/1/33	1,000,000	1,239,890

Total Washington				3,715,096

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	497,524	(b)(c)

Wisconsin - 1.1%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	750,000	769,807	(d)
Public Finance Authority, WI, Revenue, Series A, AGM	5.000%	7/1/44	1,000,000	1,179,030
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	750,000	885,645

Total Wisconsin				2,834,482

Total Investments before Short-Term Investments (Cost - $199,836,159)				222,603,807

SHORT-TERM INVESTMENTS - 12.3%
MUNICIPAL BONDS - 12.2%
Arizona - 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	300,000	300,000	(h)(i)

California - 0.9%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	1,705,000	1,705,000	(h)(i)
California Statewide CDA, MFH Revenue, IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	4/1/25	700,000	700,000	(a)(h)(i)

Total California				2,405,000

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 0.4%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	11/1/39	$1,000,000	$1,000,000	(h)(i)

Minnesota - 0.6%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	11/15/48	1,600,000	1,600,000	(h)(i)

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.010%	12/1/30	130,000	130,000	(h)(i)
Chevron USA Inc. Project, Series L	0.010%	11/1/35	200,000	200,000	(h)(i)

Total Mississippi				330,000

New York - 7.8%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	0.030%	11/1/32	200,000	200,000	(h)(i)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	0.010%	8/1/40	100,000	100,000	(h)(i)
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	100,000	100,000	(h)(i)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	9,600,000	9,600,000	(h)(i)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.070%	3/15/33	2,000,000	2,000,000	(a)(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	8,000,000	8,000,000	(h)(i)

Total New York				20,000,000

Texas - 0.2%
University of Texas, TX, Permanent University Fund Revenue, Series A	0.010%	7/1/38	450,000	450,000	(h)(i)

Virginia - 2.1%
Arlington County, VA, IDA Revenue, Westover Apartments, Series A, Refunding, LIQ - FHLMC	0.060%	8/1/47	5,400,000	5,400,000	(a)(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $31,485,000)				31,485,000

See Notes to Schedule of Investments.

14	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $91,427)	0.030%	91,427	$91,427

TOTAL SHORT-TERM INVESTMENTS (Cost - $31,576,427)			31,576,427

TOTAL INVESTMENTS - 98.8% (Cost - $231,412,586)			254,180,234
Other Assets in Excess of Liabilities - 1.2%			3,175,796

TOTAL NET ASSETS - 100.0%			$257,356,030

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2021.

(g)	The maturity principal is currently in default as of February 28, 2021.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
SD	— School District
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal Defined Opportunity Trust Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

17

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$222,603,807	—	$222,603,807
Short-Term Investments†:
Municipal Bonds	—	31,485,000	—	31,485,000
Money Market Funds	$91,427	—	—	91,427

Total Short-Term Investments	91,427	31,485,000	—	31,576,427

Total Investments	$91,427	$254,088,807	—	$254,180,234

†	See Schedule of Investments for additional detailed categorizations.

19